INVESTMENT (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Investment (Textual)
Investment retained shares		2,250,000
Impairment charge	$ 509,981
Number of common stock issued	2,047,500
Carrying value of investment	$ 509,981
Ownership interest percentage		(99.90%)
Common stock of outstanding percentage		100.00%
Investment retained shares		2,250,000
Vivi Holdings, Inc [Member]
Investment (Textual)
Number of common stock issued	2,250,000
Andrey Novikov[Member]
Investment (Textual)
Number of common stock issued	56,250
Joseph W [Member]
Investment (Textual)
Number of common stock issued	33,750
Mr. Gaston Pereira [Member]
Investment (Textual)
Number of common stock issued	112,500
Andrey Novikov[Member]
Investment (Textual)
Number of common stock issued		2,047,500